Cash Flow Information - Summary of Changes in Liabilities Arising From Financing Activities Including Non-cash Transactions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning Balance	$ 10,975	$ 10,673	$ 10,273
Cash Flows from Financing Activities	(3,944)	(3,884)	(3,777)
Changes in Non-Cash Transactions, New Leases	4,092	4,415	4,369
Changes in Non-Cash Transactions, Others	(103)	(124)	(117)
Cash Flows from Operation Activities - Interest Paid	(128)	(105)	(75)
Ending Balance	$ 10,892	$ 10,975	$ 10,673